Leases - Schedule of Future Minimum Lease Payments (Parenthetical) (Details)	Sep. 30, 2021	Jun. 30, 2021	Jan. 01, 2019
Leases [Abstract]
Weighted average discount rate	7.98%	7.98%	7.98%